UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended March 31, 2003

Check here if Amendment  [ ];  Amendment Number:
  This Amendment (Check only one.) :
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Priderock Management, LLC

Address:    605 Third Avenue, 19th Floor,
 New York, NY 10158

Form 13F File Number: 28-10431

The institutional investment manager filing
 this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on
Behalf of Reporting Manager:

Name: Sharon Singh

Title:   CFO

Phone: 212-476-9077

Signature, Place, and Date of Signing:

     _Sharon Singh______
 New York, NY
  04/13/2003
(Name)
City, State Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]13F COMBINATION REPORT.  (Check here
if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

REPORT SUMMARY

Certain information for which we are requesting
 confidential treatment has been omitted
and filed
separately with the Securities and Exchange
Commission.  Pages where confidential treatment
 has
been requested are stamped "Confidential portions omitted and filed separately with the Securities and
Exchange Commission."  The appropriate section
 has been marked at the appropriate place with an "*".


Number of Other Included Managers:	[0]

Form 13F Information Table Entry Total:
 * Items

Form 13F Information Table Value Total:
$ *(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s)
and Form 13F file number(s) of all
institutional investment
managers with respect to which this report is filed, other than the manager filing this report.

[NONE]







*Confidential portions omitted and filed separately with the Securities and Exchange Commission.









Market



Issuer
Class
Cusip
Value
Shrs
SH/PRN
Voting Authority